Shareholder Fees (dei_DocumentInformationDocumentAxis, PIMCO California Intermediate Municipal Bond Fund, Class A)	0 Months Ended
Jan. 18, 2012
PIMCO California Intermediate Municipal Bond Fund | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%